Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–63.01%
Aerospace & Defense–1.33%
RTX Corp.	68,443	$11,452,569
Textron, Inc.	84,315	7,123,775
		18,576,344
Air Freight & Logistics–0.72%
FedEx Corp.	42,712	10,071,917
Application Software–0.72%
Salesforce, Inc.	42,267	10,017,279
Asset Management & Custody Banks–0.72%
KKR & Co., Inc., Class A	77,045	10,011,998
Automobile Manufacturers–0.59%
General Motors Co.	135,081	8,235,889
Biotechnology–0.46%
Regeneron Pharmaceuticals, Inc.	11,505	6,468,916
Broadline Retail–1.52%
Amazon.com, Inc.(b)	97,062	21,311,903
Building Products–1.25%
Johnson Controls International PLC	159,295	17,514,485
Communications Equipment–0.73%
Cisco Systems, Inc.	149,557	10,232,690
Consumer Finance–0.46%
Capital One Financial Corp.	30,282	6,437,348
Diversified Banks–5.56%
Bank of America Corp.	636,467	32,835,333
PNC Financial Services Group, Inc. (The)	55,864	11,224,753
Wells Fargo & Co.	403,845	33,850,288
		77,910,374
Electric Utilities–2.07%
American Electric Power Co., Inc.	67,393	7,581,712
FirstEnergy Corp.	149,268	6,839,460
PPL Corp.	393,493	14,622,200
		29,043,372
Electrical Components & Equipment–1.45%
Emerson Electric Co.	89,806	11,780,751
Vertiv Holdings Co., Class A	56,547	8,530,680
		20,311,431
Electronic Components–0.82%
Coherent Corp.(b)	106,490	11,471,103
Electronic Equipment & Instruments–1.04%
Ralliant Corp.	154,763	6,767,786
Zebra Technologies Corp., Class A(b)	26,193	7,783,512
		14,551,298
Shares		Value
Fertilizers & Agricultural Chemicals–0.42%
Corteva, Inc.	86,495	$5,849,657
Food Distributors–2.29%
Sysco Corp.	210,157	17,304,327
US Foods Holding Corp.(b)	192,720	14,766,207
		32,070,534
Footwear–0.86%
NIKE, Inc., Class B	172,581	12,034,073
Health Care Equipment–1.02%
Medtronic PLC	149,384	14,227,332
Health Care Services–1.01%
CVS Health Corp.	187,103	14,105,695
Household Products–1.00%
Procter & Gamble Co. (The)	91,008	13,983,379
Industrial Gases–0.43%
Air Products and Chemicals, Inc.(c)	22,001	6,000,113
Industrial Machinery & Supplies & Components–2.01%
Fortive Corp.	192,034	9,407,746
Parker-Hannifin Corp.	24,644	18,683,848
		28,091,594
Insurance Brokers–1.23%
Willis Towers Watson PLC	50,028	17,282,173
Integrated Oil & Gas–3.13%
Chevron Corp.	80,428	12,489,664
Exxon Mobil Corp.	106,335	11,989,271
Shell PLC (United Kingdom)	325,846	11,613,475
Suncor Energy, Inc. (Canada)	186,098	7,787,848
		43,880,258
Interactive Media & Services–2.14%
Alphabet, Inc., Class A	78,285	19,031,083
Meta Platforms, Inc., Class A	14,975	10,997,341
		30,028,424
Investment Banking & Brokerage–2.18%
Charles Schwab Corp. (The)	195,094	18,625,624
Goldman Sachs Group, Inc. (The)	14,974	11,924,545
		30,550,169
IT Consulting & Other Services–0.40%
Cognizant Technology Solutions Corp., Class A	84,288	5,653,196
Life Sciences Tools & Services–0.91%
IQVIA Holdings, Inc.(b)	29,107	5,528,584
Thermo Fisher Scientific, Inc.(b)	14,761	7,159,380
		12,687,964
Managed Health Care–1.72%
Elevance Health, Inc.	22,590	7,299,281
Humana, Inc.	24,637	6,409,808
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.	30,125	$10,402,163
		24,111,252
Movies & Entertainment–1.21%
Walt Disney Co. (The)	148,137	16,961,686
Multi-Utilities–0.68%
Sempra(c)	106,475	9,580,620
Oil & Gas Exploration & Production–1.36%
ConocoPhillips	135,126	12,781,568
EQT Corp.	115,595	6,291,836
		19,073,404
Pharmaceuticals–3.78%
Bristol-Myers Squibb Co.	167,598	7,558,670
Johnson & Johnson	88,583	16,425,060
Merck & Co., Inc.	140,151	11,762,873
Pfizer, Inc.	222,638	5,672,816
Sanofi S.A.	122,222	11,573,685
		52,993,104
Property & Casualty Insurance–1.24%
Allstate Corp. (The)	30,661	6,581,383
American International Group, Inc.	137,883	10,829,331
		17,410,714
Rail Transportation–0.85%
Norfolk Southern Corp.	39,741	11,938,594
Real Estate Services–1.06%
CBRE Group, Inc., Class A(b)	94,598	14,904,861
Regional Banks–1.28%
Citizens Financial Group, Inc.	336,045	17,864,152
Restaurants–0.73%
Starbucks Corp.	121,554	10,283,468
Semiconductor Materials & Equipment–0.64%
Lam Research Corp.	66,444	8,896,852
Semiconductors–2.61%
Microchip Technology, Inc.(c)	266,081	17,087,722
NVIDIA Corp.	53,281	9,941,169
NXP Semiconductors N.V. (Netherlands)	41,526	9,456,716
		36,485,607
Specialty Chemicals–0.93%
DuPont de Nemours, Inc.	83,484	6,503,404
PPG Industries, Inc.	62,139	6,531,430
		13,034,834
Systems Software–2.18%
Microsoft Corp.	43,136	22,342,291
Oracle Corp.	29,212	8,215,583
		30,557,874
Tobacco–1.36%
Philip Morris International, Inc.	117,049	18,985,348
Trading Companies & Distributors–0.88%
Ferguson Enterprises, Inc.	54,768	12,299,797
Shares		Value
Transaction & Payment Processing Services–1.37%
Fidelity National Information Services, Inc.(c)	152,314	$10,043,585
Fiserv, Inc.(b)	70,747	9,121,411
		19,164,996
Wireless Telecommunication Services–0.66%
T-Mobile US, Inc.	38,835	9,296,322
Total Common Stocks & Other Equity Interests (Cost $589,062,288)		882,454,393
Principal Amount
U.S. Dollar Denominated Bonds & Notes–23.01%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$550,000	547,931
Aerospace & Defense–0.38%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	3,000	2,997
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(d)	311,000	314,751
5.13%, 03/26/2029(d)	200,000	206,036
5.30%, 03/26/2034(d)	200,000	207,328
5.50%, 03/26/2054(c)(d)	298,000	302,760
Boeing Co. (The), 5.81%, 05/01/2050	635,000	634,818
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	3,000	3,128
5.60%, 07/31/2053	3,000	3,021
Lockheed Martin Corp.,
3.55%, 01/15/2026	1,355,000	1,352,274
4.50%, 02/15/2029	64,000	64,958
4.75%, 02/15/2034	11,000	11,108
4.80%, 08/15/2034	97,000	98,187
4.15%, 06/15/2053	643,000	523,085
5.90%, 11/15/2063	3,000	3,181
5.20%, 02/15/2064	525,000	495,973
Northrop Grumman Corp., 4.95%, 03/15/2053	3,000	2,756
RTX Corp.,
5.00%, 02/27/2026	3,000	3,008
5.75%, 01/15/2029	28,000	29,369
6.00%, 03/15/2031	15,000	16,201
5.15%, 02/27/2033	18,000	18,650
6.10%, 03/15/2034	37,000	40,529
4.45%, 11/16/2038	308,000	290,042
6.40%, 03/15/2054	580,000	649,357
		5,273,517
Agricultural & Farm Machinery–0.03%
AGCO Corp.,
5.45%, 03/21/2027	26,000	26,388
5.80%, 03/21/2034	66,000	68,643
CNH Industrial Capital LLC, 5.45%, 10/14/2025	3,000	3,001
Imperial Brands Finance PLC (United Kingdom), 6.38%, 07/01/2055(d)	340,000	353,393
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Agricultural & Farm Machinery–(continued)
John Deere Capital Corp., 4.70%, 06/10/2030	$25,000	$25,659
		477,084
Agricultural Products & Services–0.02%
Cargill, Inc.,
4.88%, 10/10/2025(d)	3,000	3,001
4.75%, 04/24/2033(d)	3,000	3,039
Ingredion, Inc., 6.63%, 04/15/2037	232,000	257,704
		263,744
Air Freight & Logistics–0.01%
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	178,740
Alternative Carriers–0.21%
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	1,583,000	1,541,380
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	1,560,000	1,437,540
		2,978,920
Apparel Retail–0.20%
Ross Stores, Inc., 0.88%, 04/15/2026	2,890,000	2,837,959
Application Software–0.99%
Box, Inc., Conv., 1.50%, 09/15/2029	2,734,000	2,754,505
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	5,636,000	5,573,705
Envestnet, Inc., Conv., 2.63%, 12/01/2027	2,597,000	2,776,193
Intuit, Inc.,
5.20%, 09/15/2033	31,000	32,438
5.50%, 09/15/2053	21,000	21,168
Salesforce, Inc., 2.70%, 07/15/2041	1,413,000	1,039,829
Synopsys, Inc.,
4.55%, 04/01/2027	619,000	622,959
5.70%, 04/01/2055	497,000	501,943
Workday, Inc.,
3.50%, 04/01/2027	528,000	523,533
3.70%, 04/01/2029	3,000	2,956
		13,849,229
Asset Management & Custody Banks–0.34%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	52,000	54,457
4.50%, 05/13/2032	3,000	3,015
5.15%, 05/15/2033	20,000	20,737
Ares Capital Corp., 5.88%, 03/01/2029	49,000	50,430
Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(f)	9,000	9,103
4.98%, 03/14/2030(f)	35,000	35,972
5.83%, 10/25/2033(f)	5,000	5,387
4.71%, 02/01/2034(f)	5,000	5,027
5.19%, 03/14/2035(f)	26,000	26,813
5.32%, 06/06/2036(f)	498,000	515,476
Series J, 4.97%, 04/26/2034(f)	12,000	12,234
Series I, 3.75%(f)(g)	5,000	4,906
Principal Amount		Value
Asset Management & Custody Banks–(continued)
BlackRock, Inc., 4.75%, 05/25/2033	$1,362,000	$1,392,518
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	89,000	86,135
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	448,000	446,606
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)(d)	372,000	353,466
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(c)(d)	1,364,000	1,379,439
Northern Trust Corp., 6.13%, 11/02/2032	3,000	3,281
State Street Corp.,
4.99%, 03/18/2027	200,000	203,157
5.68%, 11/21/2029(f)	86,000	90,152
4.82%, 01/26/2034(f)	3,000	3,041
6.12%, 11/21/2034(f)	47,000	50,888
		4,752,240
Automobile Manufacturers–0.58%
American Honda Finance Corp.,
4.95%, 01/09/2026	207,000	207,412
4.70%, 01/12/2028	7,000	7,090
4.60%, 04/17/2030	3,000	3,026
4.90%, 01/10/2034	43,000	43,342
Daimler Truck Finance North America LLC (Germany),
5.15%, 01/16/2026(d)	150,000	150,312
4.65%, 10/12/2030(c)(d)	919,000	920,568
Ford Motor Credit Co. LLC, 6.80%, 11/07/2028	200,000	208,878
General Motors Co., 6.60%, 04/01/2036	377,000	407,095
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	1,138,000	1,037,507
Hyundai Capital America,
5.50%, 03/30/2026(d)	11,000	11,057
5.65%, 06/26/2026(d)	19,000	19,181
5.25%, 01/08/2027(d)	116,000	117,284
5.30%, 03/19/2027(d)	182,000	184,539
5.60%, 03/30/2028(d)	16,000	16,458
5.35%, 03/19/2029(d)	37,000	38,017
5.80%, 04/01/2030(d)	3,000	3,140
Mercedes-Benz Finance North America LLC (Germany),
4.90%, 01/09/2026(d)	523,000	523,853
4.80%, 01/11/2027(c)(d)	493,000	497,646
5.10%, 08/03/2028(d)	217,000	222,753
4.85%, 01/11/2029(d)	119,000	121,147
PACCAR Financial Corp.,
4.95%, 10/03/2025	6,000	6,000
4.60%, 01/10/2028	7,000	7,108
Toyota Motor Credit Corp.,
4.55%, 08/07/2026	2,020,000	2,031,386
4.63%, 01/12/2028	3,000	3,044
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(d)	549,000	551,942
5.30%, 03/22/2027(d)	354,000	358,843
5.25%, 03/22/2029(d)	200,000	204,240
5.60%, 03/22/2034(d)	200,000	204,605
		8,107,473
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Automotive Parts & Equipment–0.01%
ERAC USA Finance LLC,
4.60%, 05/01/2028(d)	$14,000	$14,185
5.00%, 02/15/2029(d)	53,000	54,379
4.90%, 05/01/2033(d)	18,000	18,322
		86,886
Automotive Retail–0.00%
AutoZone, Inc.,
5.05%, 07/15/2026	17,000	17,132
5.20%, 08/01/2033	15,000	15,434
		32,566
Biotechnology–1.02%
AbbVie, Inc.,
4.80%, 03/15/2027	338,000	341,993
4.80%, 03/15/2029	101,000	103,310
5.05%, 03/15/2034	123,000	126,612
4.50%, 05/14/2035	694,000	681,285
4.05%, 11/21/2039	300,000	268,628
5.35%, 03/15/2044	48,000	48,290
4.85%, 06/15/2044	264,000	249,282
5.40%, 03/15/2054	124,000	123,386
5.50%, 03/15/2064	97,000	97,026
Amgen, Inc.,
5.15%, 03/02/2028	15,000	15,352
5.25%, 03/02/2030	3,000	3,110
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031(d)	2,369,252	3,167,098
Gilead Sciences, Inc.,
3.65%, 03/01/2026	2,615,000	2,610,958
5.25%, 10/15/2033	30,000	31,473
5.55%, 10/15/2053	11,000	11,112
Jazz Investments I Ltd.,
Conv., 2.00%, 06/15/2026	3,385,000	3,605,871
3.13%, 09/15/2030	2,370,000	2,817,930
		14,302,716
Brewers–0.16%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	959,000	947,302
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	3,000	3,873
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	935,370
Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	307,364
		2,193,909
Broadline Retail–0.02%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	9,306
2.88%, 05/12/2041	406,000	311,714
		321,020
Building Products–0.00%
Carrier Global Corp., 5.90%, 03/15/2034	10,000	10,736
Principal Amount		Value
Building Products–(continued)
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	$3,000	$2,615
		13,351
Cable & Satellite–1.02%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	5,466,000	5,337,574
1.13%, 03/15/2028	2,850,000	2,439,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	53,000	56,657
Comcast Corp.,
3.15%, 03/01/2026	1,101,000	1,096,671
4.15%, 10/15/2028	935,000	937,939
5.50%, 11/15/2032	3,000	3,180
3.90%, 03/01/2038	756,000	665,885
2.89%, 11/01/2051	352,000	217,017
2.94%, 11/01/2056	265,000	157,397
2.65%, 08/15/2062	3,000	1,582
Cox Communications, Inc.,
5.70%, 06/15/2033(d)	3,000	3,067
2.95%, 10/01/2050(d)	202,000	118,448
5.80%, 12/15/2053(d)	58,000	52,831
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(h)	3,270,000	3,235,665
		14,323,513
Cargo Ground Transportation–0.01%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(d)	3,000	3,024
5.35%, 01/12/2027(d)	9,000	9,113
5.70%, 02/01/2028(d)	3,000	3,087
5.55%, 05/01/2028(d)	12,000	12,361
6.05%, 08/01/2028(d)	20,000	20,889
Ryder System, Inc., 6.60%, 12/01/2033	26,000	29,140
		77,614
Commercial & Residential Mortgage Finance–0.11%
Aviation Capital Group LLC,
4.88%, 10/01/2025(c)(d)	709,000	709,000
4.75%, 04/14/2027(d)	383,000	384,904
6.25%, 04/15/2028(d)	10,000	10,432
6.75%, 10/25/2028(d)	43,000	45,755
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(d)(f)	200,000	204,582
3.96%, 07/18/2030(d)(f)	150,000	147,612
Radian Group, Inc., 6.20%, 05/15/2029	91,000	95,094
		1,597,379
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	339,000	355,400
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Communications Equipment–0.08%
Cisco Systems, Inc.,
4.55%, 02/24/2028	$757,000	$768,831
5.30%, 02/26/2054	353,000	348,697
Motorola Solutions, Inc., 4.60%, 02/23/2028	3,000	3,033
		1,120,561
Computer & Electronics Retail–0.09%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	158,000	159,296
5.30%, 04/01/2032	990,000	1,022,396
8.35%, 07/15/2046	2,000	2,601
Leidos, Inc.,
2.30%, 02/15/2031	3,000	2,678
5.75%, 03/15/2033	3,000	3,170
		1,190,141
Construction Machinery & Heavy Transportation Equipment– 0.10%
Cummins, Inc., 5.15%, 02/20/2034	43,000	44,528
Komatsu Finance America, Inc., 5.50%, 10/06/2027(d)	200,000	205,145
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	1,061,000	1,099,484
		1,349,157
Consumer Finance–0.16%
American Express Co., 4.73%, 04/25/2029(f)	593,000	602,557
Capital One Financial Corp.,
7.15%, 10/29/2027(f)	31,000	31,933
6.31%, 06/08/2029(f)	16,000	16,786
7.62%, 10/30/2031(f)	26,000	29,413
6.38%, 06/08/2034(f)	13,000	14,066
6.18%, 01/30/2036(c)(f)	424,000	439,994
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	5,000	5,002
5.25%, 03/01/2026	480,000	480,811
5.40%, 04/06/2026	4,000	4,023
Synchrony Financial, 3.95%, 12/01/2027	556,000	549,718
		2,174,303
Consumer Staples Merchandise Retail–0.00%
Dollar General Corp., 5.50%, 11/01/2052	3,000	2,877
Target Corp.,
4.50%, 09/15/2032	3,000	3,019
4.80%, 01/15/2053	3,000	2,727
Walmart, Inc., 4.50%, 04/15/2053	21,000	18,827
		27,450
Data Processing & Outsourced Services–0.30%
CSG Systems International, Inc., Conv., 3.88%, 09/15/2028	3,780,000	4,208,085
Distillers & Vintners–0.08%
Brown-Forman Corp., 4.75%, 04/15/2033	4,000	4,049
Principal Amount		Value
Distillers & Vintners–(continued)
Constellation Brands, Inc.,
4.40%, 11/15/2025	$1,040,000	$1,039,722
4.90%, 05/01/2033	3,000	3,030
		1,046,801
Distributors–0.01%
Genuine Parts Co.,
6.50%, 11/01/2028	23,000	24,429
6.88%, 11/01/2033	37,000	41,448
		65,877
Diversified Banks–1.78%
Australia and New Zealand Banking Group Ltd. (Australia),
5.09%, 12/08/2025	250,000	250,347
5.00%, 03/18/2026	551,000	553,037
6.75%(d)(f)(g)	425,000	430,862
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(f)	200,000	204,929
5.55%, 03/14/2028(f)	200,000	203,659
5.54%, 03/14/2030(f)	200,000	207,228
Bank of America Corp.,
3.25%, 10/21/2027	525,000	518,217
4.95%, 07/22/2028(f)	3,000	3,044
5.20%, 04/25/2029(f)	24,000	24,604
4.27%, 07/23/2029(f)	2,000	2,007
5.82%, 09/15/2029(f)	44,000	46,021
2.57%, 10/20/2032(f)	874,000	783,632
4.57%, 04/27/2033(f)	3,000	3,000
5.02%, 07/22/2033(f)	3,000	3,067
5.29%, 04/25/2034(f)	23,000	23,804
5.47%, 01/23/2035(f)	37,000	38,658
2.48%, 09/21/2036(f)	3,000	2,605
7.75%, 05/14/2038	115,000	140,511
Bank of America N.A., 5.53%, 08/18/2026	458,000	463,806
Bank of Montreal (Canada), 5.30%, 06/05/2026	10,000	10,088
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(f)	246,000	261,773
8.00%, 01/27/2084(f)	286,000	307,375
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(f)	200,000	221,350
BPCE S.A. (France),
5.20%, 01/18/2027(d)	250,000	253,289
5.72%, 01/18/2030(d)(f)	253,000	261,735
6.51%, 01/18/2035(d)(f)	250,000	265,759
Capital One N.A., 4.65%, 09/13/2028	122,000	123,495
Citigroup, Inc.,
3.67%, 07/24/2028(f)	511,000	506,585
4.08%, 04/23/2029(f)	4,000	3,991
5.17%, 02/13/2030(f)	61,000	62,584
4.95%, 05/07/2031(f)	969,000	987,703
6.17%, 05/25/2034(f)	27,000	28,738
5.83%, 02/13/2035(f)	170,000	176,374
6.68%, 09/13/2043	741,000	838,776
5.30%, 05/06/2044	228,000	222,579
4.75%, 05/18/2046	356,000	316,543
Series BB, 7.20%(f)(g)	215,000	222,264
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Comerica, Inc., 5.98%, 01/30/2030(f)	$31,000	$32,266
Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	153,941
Credit Agricole S.A. (France),
5.34%, 01/10/2030(d)(f)	267,000	274,841
6.25%, 01/10/2035(d)(f)	250,000	263,899
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(f)	200,000	194,941
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	280,000	283,018
Fifth Third Bancorp,
1.71%, 11/01/2027(f)	3,000	2,916
6.34%, 07/27/2029(f)	3,000	3,162
4.77%, 07/28/2030(f)	4,000	4,046
5.63%, 01/29/2032(f)	11,000	11,535
HSBC Holdings PLC (United Kingdom),
4.04%, 03/13/2028(f)	135,000	134,645
5.21%, 08/11/2028(f)	205,000	208,541
4.58%, 06/19/2029(f)	183,000	184,318
6.33%, 03/09/2044(f)	256,000	281,715
4.60%(f)(g)	225,000	213,568
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(f)	200,000	206,453
5.55%, 03/19/2035(f)	234,000	243,204
JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	391,804
5.04%, 01/23/2028(f)	59,000	59,679
3.78%, 02/01/2028(f)	3,000	2,987
3.54%, 05/01/2028(f)	3,000	2,975
4.85%, 07/25/2028(f)	4,000	4,054
3.51%, 01/23/2029(f)	1,058,000	1,044,179
5.30%, 07/24/2029(f)	25,000	25,763
6.09%, 10/23/2029(f)	38,000	40,109
5.01%, 01/23/2030(f)	21,000	21,517
4.59%, 04/26/2033(f)	3,000	3,011
5.72%, 09/14/2033(f)	3,000	3,174
6.25%, 10/23/2034(f)	57,000	62,832
5.34%, 01/23/2035(f)	18,000	18,715
4.26%, 02/22/2048(f)	489,000	420,899
3.90%, 01/23/2049(f)	1,058,000	853,727
Series NN, 6.88%(f)(g)	122,000	128,664
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	345,000	349,438
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	359,000	359,223
4.70%, 01/27/2028	189,000	191,558
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.02%, 07/20/2028(f)	200,000	203,062
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	250,000	254,960
4.95%, 01/14/2028(f)	399,000	403,009
National Securities Clearing Corp., 5.10%, 11/21/2027(d)	250,000	255,529
Principal Amount		Value
Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(f)	$52,000	$53,278
3.45%, 04/23/2029	689,000	674,753
5.58%, 06/12/2029(f)	26,000	26,947
4.63%, 06/06/2033(f)	4,000	3,971
6.04%, 10/28/2033(f)	3,000	3,241
5.07%, 01/24/2034(f)	3,000	3,062
6.88%, 10/20/2034(f)	447,000	506,589
Royal Bank of Canada (Canada),
4.88%, 01/19/2027	40,000	40,479
4.95%, 02/01/2029	14,000	14,394
5.00%, 02/01/2033	3,000	3,100
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(f)	221,000	221,662
Societe Generale S.A. (France),
6.07%, 01/19/2035(d)(f)	200,000	210,213
7.13%, 01/19/2055(d)(f)	212,000	226,711
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(d)(f)	200,000	178,973
6.30%, 07/06/2034(d)(f)	200,000	217,005
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(f)(g)	234,000	244,948
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(d)	200,000	203,032
5.20%, 03/07/2027(d)	226,000	229,648
5.55%, 09/14/2028(d)	203,000	210,952
5.20%, 03/07/2029(d)	200,000	206,314
5.35%, 03/07/2034(d)	200,000	208,842
Synovus Bank, 5.63%, 02/15/2028	250,000	255,284
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(f)	200,000	211,660
U.S. Bancorp,
Series W, 3.10%, 04/27/2026(c)	2,101,000	2,089,811
4.55%, 07/22/2028(f)	5,000	5,039
5.78%, 06/12/2029(f)	21,000	21,859
5.38%, 01/23/2030(f)	45,000	46,536
4.97%, 07/22/2033(f)	4,000	4,017
5.84%, 06/12/2034(f)	21,000	22,384
5.68%, 01/23/2035(f)	29,000	30,544
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	209,155
Wells Fargo & Co.,
4.10%, 06/03/2026	505,000	504,692
3.58%, 05/22/2028(f)	4,000	3,965
5.57%, 07/25/2029(f)	19,000	19,695
6.30%, 10/23/2029(f)	27,000	28,603
5.20%, 01/23/2030(f)	25,000	25,751
5.39%, 04/24/2034(f)	8,000	8,315
5.56%, 07/25/2034(f)	46,000	48,335
6.49%, 10/23/2034(f)	69,000	76,690
5.50%, 01/23/2035(f)	38,000	39,651
4.65%, 11/04/2044	540,000	478,470
4.61%, 04/25/2053(f)	4,000	3,517
7.63%(f)(g)	21,000	22,508
Wells Fargo Bank N.A., 4.81%, 01/15/2026	250,000	250,374
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	$88,000	$98,620
		24,965,505
Diversified Capital Markets–0.15%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	20,000	21,033
Sixth Street Lending Partners, 6.13%, 07/15/2030(d)	153,000	158,252
UBS Group AG (Switzerland),
4.55%, 04/17/2026	154,000	154,429
4.75%, 05/12/2028(d)(f)	205,000	206,800
5.43%, 02/08/2030(d)(f)	200,000	206,675
6.30%, 09/22/2034(d)(f)	200,000	218,444
5.70%, 02/08/2035(d)(f)	200,000	210,783
4.38%(d)(f)(g)	200,000	182,203
7.75%(d)(f)(g)	229,000	247,531
Series 28, 9.25%(d)(f)(g)	200,000	221,139
Series 33, 9.25%(d)(f)(g)	201,000	239,655
		2,066,944
Diversified Financial Services–0.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	337,216
Apollo Global Management, Inc., 6.38%, 11/15/2033	43,000	47,494
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(d)	22,000	22,955
5.75%, 03/01/2029(d)	114,000	118,084
Blackstone Private Credit Fund, 6.25%, 01/25/2031	32,000	33,462
Corebridge Financial, Inc.,
6.05%, 09/15/2033	26,000	27,766
5.75%, 01/15/2034	55,000	57,892
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(d)	47,000	49,514
6.50%, 03/26/2031(d)	56,000	60,074
		754,457
Diversified Metals & Mining–0.07%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	39,000	40,128
5.25%, 09/08/2030	26,000	27,110
5.25%, 09/08/2033	45,000	46,882
5.50%, 09/08/2053	15,000	15,251
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(d)	84,000	86,582
5.63%, 04/04/2034(d)	153,000	159,307
5.89%, 04/04/2054(d)	61,000	61,697
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	182,000	196,818
Rio Tinto Finance (USA) PLC (Australia), 5.75%, 03/14/2055	377,000	388,268
		1,022,043
Diversified REITs–0.07%
CubeSmart L.P.,
2.25%, 12/15/2028	3,000	2,826
2.50%, 02/15/2032	1,066,000	941,131
Principal Amount		Value
Diversified REITs–(continued)
VICI Properties L.P.,
5.75%, 04/01/2034	$30,000	$31,190
6.13%, 04/01/2054	32,000	32,490
		1,007,637
Diversified Support Services–0.00%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(d)	37,000	39,203
Drug Retail–0.02%
CVS Pass-Through Trust, 6.04%, 12/10/2028	260,417	265,879
Electric Utilities–1.49%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	170,712
Alabama Power Co., 5.85%, 11/15/2033	9,000	9,663
American Electric Power Co., Inc.,
5.75%, 11/01/2027	4,000	4,131
5.20%, 01/15/2029	37,000	38,165
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	3,000	2,895
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	21,000	22,111
5.90%, 11/15/2053	26,000	27,159
Constellation Energy Generation LLC,
6.13%, 01/15/2034	9,000	9,801
6.50%, 10/01/2053	279,000	311,251
5.75%, 03/15/2054	88,000	89,260
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	11,000	12,112
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	3,000	2,947
Duke Energy Corp.,
5.00%, 12/08/2025	3,000	3,003
4.85%, 01/05/2029	39,000	39,758
5.00%, 08/15/2052	3,000	2,704
3.25%, 01/15/2082(f)	3,000	2,903
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,000	4,903
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	754,757
Enel Finance America LLC (Italy), 2.88%, 07/12/2041(d)	200,000	143,812
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(d)	200,000	200,177
Evergy Metro, Inc., 4.95%, 04/15/2033	3,000	3,054
Eversource Energy,
5.00%, 01/01/2027	76,000	76,772
5.50%, 01/01/2034	37,000	38,239
Exelon Corp.,
5.15%, 03/15/2029	48,000	49,396
5.45%, 03/15/2034	46,000	47,777
5.60%, 03/15/2053	47,000	45,996
FirstEnergy Corp., Conv., 3.88%, 01/15/2031(d)	5,666,000	6,127,779
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(d)	3,000	3,070
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Electric Utilities–(continued)
Florida Power & Light Co., 4.80%, 05/15/2033	$3,000	$3,054
Georgia Power Co.,
4.65%, 05/16/2028	3,000	3,045
4.95%, 05/17/2033	3,000	3,061
Series B, 3.70%, 01/30/2050	350,000	268,029
MidAmerican Energy Co.,
5.35%, 01/15/2034	3,000	3,138
5.85%, 09/15/2054	12,000	12,651
5.30%, 02/01/2055	43,000	41,971
National Rural Utilities Cooperative Finance Corp.,
4.80%, 02/05/2027	274,000	276,750
4.85%, 02/07/2029	74,000	75,736
5.00%, 02/07/2031	69,000	71,128
2.75%, 04/15/2032	1,227,000	1,108,994
5.80%, 01/15/2033	3,000	3,220
7.13%, 09/15/2053(f)	235,000	247,452
NextEra Energy Capital Holdings, Inc.,
4.95%, 01/29/2026	265,000	265,704
3.55%, 05/01/2027	530,000	525,730
4.63%, 07/15/2027	3,000	3,031
4.90%, 03/15/2029	119,000	121,810
5.25%, 03/15/2034	128,000	131,507
5.55%, 03/15/2054	119,000	116,652
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(d)	37,000	37,743
5.66%, 01/17/2054(d)	17,000	16,926
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	580,664
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	3,000	3,001
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	37,000	39,406
PacifiCorp,
5.10%, 02/15/2029	39,000	40,019
5.30%, 02/15/2031	35,000	36,312
5.45%, 02/15/2034	49,000	50,219
5.80%, 01/15/2055	36,000	35,317
PECO Energy Co., 4.90%, 06/15/2033	11,000	11,248
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	6,449,000	7,369,595
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	51,332
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,000	2,845
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	9,000	9,424
Public Service Electric and Gas Co., 5.13%, 03/15/2053	3,000	2,860
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	21,000	20,220
5.55%, 04/15/2054	104,000	102,426
Sierra Pacific Power Co., 5.90%, 03/15/2054	5,000	5,111
Southern Co. (The), 5.70%, 10/15/2032	3,000	3,180
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	3,074
Union Electric Co., 5.20%, 04/01/2034	168,000	173,366
Principal Amount		Value
Electric Utilities–(continued)
Virginia Electric and Power Co.,
5.00%, 04/01/2033	$3,000	$3,055
5.35%, 01/15/2054	28,000	27,003
Vistra Operations Co. LLC, 6.95%, 10/15/2033(d)	23,000	25,670
Xcel Energy, Inc.,
4.60%, 06/01/2032	3,000	2,979
3.50%, 12/01/2049	964,000	692,645
		20,872,610
Electrical Components & Equipment–0.05%
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(d)	465,000	469,768
Regal Rexnord Corp., 6.30%, 02/15/2030	3,000	3,182
Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	267,441
		740,391
Environmental & Facilities Services–0.01%
Republic Services, Inc.,
4.88%, 04/01/2029	40,000	41,018
5.00%, 12/15/2033	36,000	37,227
5.00%, 04/01/2034	3,000	3,079
Veralto Corp.,
5.50%, 09/18/2026	48,000	48,598
5.35%, 09/18/2028	37,000	38,201
		168,123
Financial Exchanges & Data–0.01%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	3,000	3,027
4.95%, 06/15/2052	3,000	2,802
5.20%, 06/15/2062	3,000	2,868
Nasdaq, Inc.,
5.35%, 06/28/2028	3,000	3,094
5.55%, 02/15/2034	4,000	4,202
5.95%, 08/15/2053	169,000	177,093
6.10%, 06/28/2063	3,000	3,174
S&P Global, Inc.,
2.90%, 03/01/2032	3,000	2,749
3.90%, 03/01/2062	3,000	2,305
		201,314
Food Distributors–0.11%
Sysco Corp., 3.75%, 10/01/2025	1,500,000	1,500,000
Food Retail–0.00%
Alimentation Couche-Tard, Inc. (Canada), 5.27%, 02/12/2034(d)	64,000	65,521
Gas Utilities–0.10%
Atmos Energy Corp.,
5.90%, 11/15/2033	12,000	13,033
6.20%, 11/15/2053	7,000	7,715
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	11,000	11,462
Southern Co. Gas Capital Corp.,
3.88%, 11/15/2025	1,360,000	1,359,346
5.75%, 09/15/2033	9,000	9,557
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Gas Utilities–(continued)
Southwest Gas Corp., 5.45%, 03/23/2028	$3,000	$3,084
		1,404,197
Health Care Distributors–0.01%
Cardinal Health, Inc., 5.45%, 02/15/2034	37,000	38,426
Cencora, Inc., 5.13%, 02/15/2034	39,000	39,949
McKesson Corp., 5.10%, 07/15/2033	3,000	3,110
		81,485
Health Care Equipment–0.07%
Alcon Finance Corp., 5.38%, 12/06/2032(d)	200,000	208,710
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	387,793
Medtronic, Inc., 4.38%, 03/15/2035	249,000	244,470
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	52,000	52,727
5.40%, 03/20/2034	133,000	137,383
		1,031,083
Health Care Facilities–0.00%
UPMC,
5.04%, 05/15/2033	17,000	17,351
5.38%, 05/15/2043	8,000	7,856
		25,207
Health Care REITs–0.01%
Alexandria Real Estate Equities, Inc.,
2.95%, 03/15/2034	3,000	2,593
5.25%, 05/15/2036	25,000	25,157
5.63%, 05/15/2054	118,000	113,977
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	3,000	2,979
2.00%, 03/15/2031	3,000	2,606
		147,312
Health Care Services–0.13%
Cigna Group (The), 4.80%, 08/15/2038	307,000	293,090
CommonSpirit Health,
5.32%, 12/01/2034	129,000	131,179
5.55%, 12/01/2054	41,000	39,578
CVS Health Corp.,
5.00%, 01/30/2029	10,000	10,199
5.25%, 01/30/2031	3,000	3,089
5.30%, 06/01/2033	12,000	12,288
6.00%, 06/01/2063	3,000	2,958
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	145,350
HCA, Inc., 5.90%, 06/01/2053	16,000	15,808
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026(c)	1,145,000	1,126,019
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	18,000	11,473
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	21,000	12,559
Principal Amount		Value
Health Care Services–(continued)
Quest Diagnostics, Inc., 6.40%, 11/30/2033	$21,000	$23,312
		1,826,902
Health Care Supplies–0.52%
Haemonetics Corp., Conv., 2.50%, 06/01/2029	5,621,000	5,214,361
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	6,000	6,006
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	1,444,000	1,681,538
Solventum Corp.,
5.45%, 02/25/2027	31,000	31,516
5.40%, 03/01/2029	75,000	77,415
5.60%, 03/23/2034	265,000	276,040
		7,286,876
Highways & Railtracks–0.04%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056	474,000	496,459
Home Improvement Retail–0.03%
Home Depot, Inc. (The), 4.90%, 04/15/2029	41,000	42,197
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	3,000	2,972
5.00%, 04/15/2033	3,000	3,071
4.25%, 04/01/2052(c)	497,000	401,601
5.85%, 04/01/2063	21,000	21,214
		471,055
Hotels, Resorts & Cruise Lines–0.53%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	7,552,000	7,400,960
Marriott International, Inc.,
4.88%, 05/15/2029	25,000	25,496
5.30%, 05/15/2034	41,000	42,130
		7,468,586
Human Resource & Employment Services–0.05%
Paychex, Inc., 5.35%, 04/15/2032(c)	639,000	663,246
Industrial Conglomerates–0.13%
Honeywell International, Inc.,
4.88%, 09/01/2029	116,000	119,342
4.95%, 09/01/2031	131,000	135,539
4.50%, 01/15/2034	1,463,000	1,450,161
5.00%, 03/01/2035	89,000	90,526
		1,795,568
Industrial Gases–0.11%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	1,531,000	1,545,403
Industrial Machinery & Supplies & Components–0.07%
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	3,000	3,104
5.70%, 08/14/2033	19,000	20,192
JBT Marel Corp., Conv., 0.38%, 09/15/2030(d)	1,003,000	976,922
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–(continued)
Nordson Corp.,
5.60%, 09/15/2028	$3,000	$3,107
5.80%, 09/15/2033	12,000	12,813
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	12,000	12,537
		1,028,675
Industrial REITs–0.00%
LXP Industrial Trust,
6.75%, 11/15/2028	19,000	20,214
2.38%, 10/01/2031	3,000	2,607
		22,821
Insurance Brokers–0.01%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	21,000	23,736
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	24,000	25,201
5.45%, 03/15/2053	3,000	2,980
5.70%, 09/15/2053	22,000	22,550
		74,467
Integrated Oil & Gas–0.20%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	641,088
Chevron Corp., 2.95%, 05/16/2026	952,000	946,190
Exxon Mobil Corp., 3.04%, 03/01/2026	1,098,000	1,093,894
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	4,000	3,996
Occidental Petroleum Corp.,
6.45%, 09/15/2036	51,000	54,237
4.63%, 06/15/2045	11,000	8,685
		2,748,090
Integrated Telecommunication Services–0.34%
AT&T, Inc.,
4.30%, 02/15/2030	318,000	318,752
2.55%, 12/01/2033	3,000	2,556
5.40%, 02/15/2034	15,000	15,595
3.55%, 09/15/2055	157,000	108,277
6.05%, 08/15/2056	643,000	666,956
3.80%, 12/01/2057	255,000	181,981
NTT Finance Corp. (Japan),
4.57%, 07/16/2027(d)	281,000	283,066
5.17%, 07/16/2032(c)(d)	764,000	782,684
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	700,000	629,607
Verizon Communications, Inc.,
2.36%, 03/15/2032	3,000	2,632
4.78%, 02/15/2035	1,274,000	1,253,744
3.40%, 03/22/2041	561,000	443,502
		4,689,352
Interactive Home Entertainment–0.12%
Electronic Arts, Inc.,
4.80%, 03/01/2026	1,290,000	1,291,178
1.85%, 02/15/2031	3,000	2,850
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	357,000	354,323
		1,648,351
Principal Amount		Value
Interactive Media & Services–0.26%
Alphabet, Inc., 5.25%, 05/15/2055	$213,000	$213,623
Meta Platforms, Inc.,
4.65%, 08/15/2062	3,000	2,576
5.75%, 05/15/2063	16,000	16,468
Snap, Inc., Conv., 0.50%, 05/01/2030	3,966,000	3,410,760
		3,643,427
Investment Banking & Brokerage–1.94%
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029	327,000	337,493
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	47,000	48,492
Charles Schwab Corp. (The),
5.64%, 05/19/2029(f)	16,000	16,620
5.85%, 05/19/2034(f)	16,000	17,130
6.14%, 08/24/2034(f)	45,000	49,040
Series K, 5.00%(f)(g)	7,000	6,977
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	529,000	528,660
5.04% (SOFR + 0.79%), 12/09/2026(i)	19,000	19,021
5.06% (SOFR + 0.81%), 03/09/2027(i)	12,000	12,016
5.24% (SOFR + 0.92%), 10/21/2027(i)	15,000	15,053
5.02%, 10/23/2035(f)	624,000	628,450
2.91%, 07/21/2042(f)	323,000	238,462
Series W, 7.50%(c)(f)(g)	437,000	464,406
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	5,859,000	8,935,161
1.00%, 07/30/2029(d)	5,873,000	6,919,915
0.00%, 03/03/2032(e)	7,584,000	8,002,524
Morgan Stanley,
5.12%, 02/01/2029(f)	5,000	5,108
4.99%, 04/12/2029(f)	590,000	601,855
5.16%, 04/20/2029(f)	28,000	28,665
5.45%, 07/20/2029(f)	12,000	12,401
6.41%, 11/01/2029(f)	34,000	36,143
5.17%, 01/16/2030(f)	25,000	25,700
5.25%, 04/21/2034(f)	29,000	29,915
5.42%, 07/21/2034(f)	21,000	21,887
5.47%, 01/18/2035(f)	25,000	26,047
5.95%, 01/19/2038(f)	5,000	5,244
5.94%, 02/07/2039(f)	105,000	109,971
		27,142,356
IT Consulting & Other Services–0.14%
International Business Machines Corp., 3.30%, 05/15/2026	1,970,000	1,961,520
Leisure Products–0.00%
Brunswick Corp., 5.85%, 03/18/2029	58,000	60,086
Life & Health Insurance–0.65%
American National Group, Inc., 5.00%, 06/15/2027	857,000	864,528
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Athene Global Funding,
5.52%, 03/25/2027(d)	$175,000	$178,262
5.58%, 01/09/2029(d)	82,000	84,787
Athene Holding Ltd., 6.25%, 04/01/2054	79,000	80,644
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,296,000	855,549
Corebridge Global Funding,
5.52% (SOFR + 1.30%), 09/25/2026(d)(i)	223,000	224,731
5.90%, 09/19/2028(d)	23,000	24,078
5.20%, 01/12/2029(d)	64,000	65,846
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	2,184,000	2,142,451
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	10,000	10,501
GA Global Funding Trust, 5.50%, 01/08/2029(c)(d)	1,378,000	1,426,857
MAG Mutual Holding Co., 4.75%, 04/30/2041(d)(j)	509,000	459,627
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(f)	3,000	2,979
MetLife, Inc.,
5.00%, 07/15/2052	3,000	2,807
5.25%, 01/15/2054	11,000	10,727
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(c)(d)	440,000	419,316
New York Life Global Funding, 4.55%, 01/28/2033(d)	10,000	9,993
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(d)	164,000	166,649
4.35%, 09/15/2027(d)	3,000	3,026
4.71%, 01/10/2029(d)	169,000	172,134
Pacific Life Global Funding II,
4.87% (SOFR + 0.62%), 06/04/2026(d)(i)	9,000	9,026
5.37% (SOFR + 1.05%), 07/28/2026(d)(i)	138,000	138,874
5.50%, 08/28/2026(c)(d)	1,219,000	1,235,710
4.90%, 01/11/2029(d)	169,000	172,746
Principal Life Global Funding II,
5.00%, 01/16/2027(d)	46,000	46,541
5.10%, 01/25/2029(d)	211,000	216,659
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	113,125
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	4,000	3,896
		9,142,069
Managed Health Care–0.04%
Humana, Inc., 5.75%, 12/01/2028	20,000	20,838
Principal Amount		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.,
5.15%, 10/15/2025	$4,000	$4,001
5.25%, 02/15/2028	3,000	3,081
5.30%, 02/15/2030	3,000	3,124
5.35%, 02/15/2033	3,000	3,136
4.50%, 04/15/2033	3,000	2,969
3.50%, 08/15/2039	559,000	466,522
5.05%, 04/15/2053	3,000	2,751
5.20%, 04/15/2063	3,000	2,749
		509,171
Marine Transportation–0.00%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(d)	19,000	20,176
Metal, Glass & Plastic Containers–0.02%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	100,000	103,042
5.44%, 04/03/2034	102,000	105,907
5.78%, 04/03/2054	100,000	102,241
		311,190
Movies & Entertainment–0.21%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	1,938,000	2,574,633
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	367,000	365,497
		2,940,130
Multi-Family Residential REITs–0.01%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	38,000	39,584
Essex Portfolio L.P., 5.50%, 04/01/2034	58,000	60,283
		99,867
Multi-line Insurance–0.19%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	3,000	3,139
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	631,402
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(d)	196,000	203,168
Metropolitan Life Insurance Co., 7.80%, 11/01/2025(d)	1,800,000	1,805,125
		2,642,834
Multi-Utilities–0.63%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	74,000	74,549
Ameren Illinois Co., 4.95%, 06/01/2033	4,000	4,109
Black Hills Corp., 6.15%, 05/15/2034	31,000	33,176
CenterPoint Energy, Inc., Conv., 3.00%, 08/01/2028(d)	7,004,000	7,120,246
Dominion Energy, Inc., 5.38%, 11/15/2032	5,000	5,198
DTE Electric Co., 5.20%, 03/01/2034	39,000	40,428
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Multi-Utilities–(continued)
NiSource, Inc.,
5.25%, 03/30/2028	$4,000	$4,106
5.40%, 06/30/2033	3,000	3,112
5.35%, 04/01/2034	89,000	91,695
4.38%, 05/15/2047	571,000	481,300
5.85%, 04/01/2055	290,000	294,433
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	44,000	46,127
6.13%, 10/15/2033	25,000	27,009
Sempra,
3.80%, 02/01/2038	559,000	478,287
6.88%, 10/01/2054(f)	131,000	135,917
WEC Energy Group, Inc.,
5.15%, 10/01/2027	6,000	6,116
4.75%, 01/15/2028	5,000	5,072
1.80%, 10/15/2030	2,000	1,772
		8,852,652
Office REITs–0.00%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	26,000	28,877
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	13,000	13,779
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(d)	23,000	22,656
Oil & Gas Exploration & Production–0.25%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	534,000
ConocoPhillips Co.,
4.15%, 11/15/2034	230,000	219,018
5.70%, 09/15/2063	9,000	8,935
Diamondback Energy, Inc., 5.75%, 04/18/2054(c)	488,000	470,066
EOG Resources, Inc., 4.40%, 07/15/2028	250,000	252,375
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	2,005,000	2,015,526
Pioneer Natural Resources Co., 5.10%, 03/29/2026	3,000	3,015
		3,502,935
Oil & Gas Refining & Marketing–0.03%
Phillips 66 Co., 5.30%, 06/30/2033	11,000	11,319
Valero Energy Corp., 4.00%, 06/01/2052	531,000	396,645
		407,964
Oil & Gas Storage & Transportation–0.57%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	12,000	12,709
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(d)	8,000	8,109
Enbridge, Inc. (Canada), 5.70%, 03/08/2033	11,000	11,580
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
6.05%, 12/01/2026	$44,000	$44,834
5.20%, 04/01/2030	209,000	215,585
6.40%, 12/01/2030	448,000	485,717
5.75%, 02/15/2033	3,000	3,146
6.55%, 12/01/2033	7,000	7,660
5.55%, 05/15/2034	36,000	36,953
4.90%, 03/15/2035	344,000	334,982
5.30%, 04/01/2044	587,000	538,131
5.00%, 05/15/2050	724,000	620,240
5.95%, 05/15/2054	28,000	27,134
Enterprise Products Operating LLC,
4.60%, 01/15/2031	496,000	501,437
6.45%, 09/01/2040	23,000	25,647
4.25%, 02/15/2048	696,000	579,847
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia), 6.51%, 02/23/2042(d)	200,000	217,016
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(d)	336,000	344,456
Kinder Morgan, Inc.,
5.15%, 06/01/2030	172,000	177,473
4.80%, 02/01/2033	3,000	3,001
5.20%, 06/01/2033	9,000	9,219
5.30%, 12/01/2034	407,000	415,494
MPLX L.P.,
1.75%, 03/01/2026	990,000	979,748
5.00%, 03/01/2033	3,000	3,002
4.50%, 04/15/2038	810,000	733,059
4.95%, 03/14/2052	3,000	2,562
ONEOK, Inc.,
5.65%, 11/01/2028	3,000	3,112
5.80%, 11/01/2030	23,000	24,245
6.10%, 11/15/2032	3,000	3,216
6.05%, 09/01/2033	23,000	24,398
6.63%, 09/01/2053	34,000	36,192
Plains All American Pipeline L.P./PAA Finance Corp., 5.60%, 01/15/2036	271,000	274,545
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	418,464
Targa Resources Corp., 5.20%, 07/01/2027	3,000	3,048
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	189,680
Western Midstream Operating L.P., 6.15%, 04/01/2033	8,000	8,455
Williams Cos., Inc. (The),
5.40%, 03/02/2026	658,000	661,035
5.30%, 08/15/2028	40,000	41,252
5.65%, 03/15/2033	11,000	11,561
		8,037,944
Other Specialized REITs–0.11%
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,560,173
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	4,000	4,132
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Packaged Foods & Meats–0.15%
Campbell’s Co. (The),
5.30%, 03/20/2026	$35,000	$35,128
5.20%, 03/19/2027	48,000	48,768
5.20%, 03/21/2029	54,000	55,470
5.40%, 03/21/2034	72,000	73,798
Conagra Brands, Inc., 4.60%, 11/01/2025	3,000	2,999
General Mills, Inc., 2.25%, 10/14/2031	3,000	2,645
J.M. Smucker Co. (The), 6.20%, 11/15/2033	15,000	16,299
Mars, Inc.,
4.45%, 03/01/2027(d)	596,000	600,540
4.55%, 04/20/2028(d)	21,000	21,274
5.20%, 03/01/2035(d)	593,000	606,435
5.65%, 05/01/2045(d)	325,000	329,908
5.70%, 05/01/2055(d)	217,000	219,966
McCormick & Co., Inc., 4.95%, 04/15/2033	3,000	3,061
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	62,960
		2,079,251
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041	223,000	232,437
Passenger Airlines–0.14%
American Airlines Pass-Through Trust,
Series 2014-1, Class A, 3.70%, 04/01/2028	200,368	199,227
Series 2021-1, Class B, 3.95%, 07/11/2030	29,200	27,936
Series 2021-1, Class A, 2.88%, 07/11/2034	2,518	2,286
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(d)	247,000	247,239
5.31%, 10/20/2031(d)	283,000	281,851
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	9,780	8,899
Delta Air Lines, Inc., 4.95%, 07/10/2028	649,000	657,050
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	1,088	1,087
4.75%, 10/20/2028(d)	10,309	10,371
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	234,681	232,766
Series 2020-1, Class A, 5.88%, 10/15/2027	1,844	1,897
Series 2018-1, Class AA, 3.50%, 03/01/2030	333,105	320,164
		1,990,773
Passenger Ground Transportation–0.02%
Uber Technologies, Inc., 4.80%, 09/15/2035	267,000	264,745
Principal Amount		Value
Personal Care Products–0.00%
Kenvue, Inc.,
5.05%, 03/22/2028	$3,000	$3,066
5.00%, 03/22/2030	11,000	11,304
4.90%, 03/22/2033	15,000	15,254
5.10%, 03/22/2043	3,000	2,896
5.20%, 03/22/2063	3,000	2,785
		35,305
Pharmaceuticals–0.42%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	207,000	209,420
4.85%, 02/26/2029	53,000	54,378
4.90%, 02/26/2031	96,000	99,168
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	981,694
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(d)	200,000	210,397
6.38%, 11/21/2030(d)	200,000	213,815
6.50%, 11/21/2033(d)	200,000	215,825
6.88%, 11/21/2053(d)	274,000	298,497
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	87,000	87,284
4.90%, 02/22/2027	26,000	26,350
4.90%, 02/22/2029	28,000	28,757
5.75%, 02/01/2031	37,000	39,586
5.90%, 11/15/2033	22,000	23,925
4.13%, 06/15/2039	621,000	562,864
6.25%, 11/15/2053	562,000	614,111
6.40%, 11/15/2063	21,000	23,205
Eli Lilly and Co.,
4.50%, 02/09/2027	236,000	238,115
4.70%, 02/27/2033	6,000	6,125
4.70%, 02/09/2034	170,000	171,961
4.88%, 02/27/2053	6,000	5,600
5.00%, 02/09/2054	53,000	50,183
4.95%, 02/27/2063	3,000	2,773
5.10%, 02/09/2064	63,000	59,627
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	71,985
Haleon US Capital LLC, 4.00%, 03/24/2052	315,000	251,933
Merck & Co., Inc.,
4.90%, 05/17/2044	24,000	22,765
5.00%, 05/17/2053	3,000	2,821
5.15%, 05/17/2063	3,000	2,828
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	840,000	841,789
4.75%, 05/19/2033	17,000	17,180
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	163,538
Zoetis, Inc., 4.70%, 02/01/2043	333,000	308,254
		5,906,753
Property & Casualty Insurance–0.12%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	299,280
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054	86,000	91,003
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Property & Casualty Insurance–(continued)
Markel Group, Inc.,
5.00%, 03/30/2043	$351,000	$322,443
5.00%, 05/20/2049	497,000	449,692
Travelers Cos., Inc. (The),
4.60%, 08/01/2043	605,000	552,869
5.45%, 05/25/2053	3,000	3,006
		1,718,293
Rail Transportation–0.19%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	399,000	299,256
Norfolk Southern Corp.,
5.05%, 08/01/2030	11,000	11,412
5.55%, 03/15/2034	22,000	23,345
3.40%, 11/01/2049	461,000	333,718
5.35%, 08/01/2054(c)	485,000	478,191
5.95%, 03/15/2064	26,000	27,513
Union Pacific Corp.,
2.15%, 02/05/2027	4,000	3,909
4.50%, 01/20/2033	5,000	5,033
3.20%, 05/20/2041	1,018,000	800,165
4.15%, 01/15/2045	426,000	352,469
3.84%, 03/20/2060	519,000	385,068
5.15%, 01/20/2063	7,000	6,578
		2,726,657
Real Estate Development–0.00%
Essential Properties L.P., 2.95%, 07/15/2031	3,000	2,705
Regional Banks–0.03%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	3,000	2,841
2.64%, 09/30/2032	3,000	2,564
6.65%, 04/25/2035(f)	295,000	324,721
5.64%, 05/21/2037(f)	3,000	3,031
M&T Bank Corp., 5.05%, 01/27/2034(f)	3,000	3,009
Truist Financial Corp.,
6.05%, 06/08/2027(f)	19,000	19,223
4.87%, 01/26/2029(f)	3,000	3,046
7.16%, 10/30/2029(f)	23,000	24,917
5.44%, 01/24/2030(f)	26,000	26,907
4.92%, 07/28/2033(f)	3,000	2,991
6.12%, 10/28/2033(f)	3,000	3,233
5.87%, 06/08/2034(f)	15,000	15,898
		432,381
Reinsurance–0.08%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	3,000	1,970
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(d)	398,000	421,738
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	489,734
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(d)(f)	200,000	207,696
		1,121,138
Principal Amount		Value
Renewable Electricity–0.00%
NSTAR Electric Co., 4.55%, 06/01/2052	$3,000	$2,614
Research & Consulting Services–0.01%
Verisk Analytics, Inc., 4.50%, 08/15/2030	112,000	112,385
Restaurants–0.06%
McDonald’s Corp.,
4.80%, 08/14/2028	59,000	60,295
4.95%, 08/14/2033	43,000	44,321
5.15%, 09/09/2052	5,000	4,740
5.45%, 08/14/2053	14,000	13,910
Starbucks Corp., 3.55%, 08/15/2029	705,000	691,345
		814,611
Retail REITs–0.55%
Agree L.P., 2.00%, 06/15/2028	3,000	2,831
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034	948,000	979,422
Federal Realty OP L.P., Conv., 3.25%, 01/15/2029(d)	4,235,000	4,311,230
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,500,000	1,383,539
NNN REIT, Inc.,
5.60%, 10/15/2033	6,000	6,281
3.50%, 04/15/2051	3,000	2,138
Realty Income Corp.,
3.20%, 01/15/2027	3,000	2,966
5.63%, 10/13/2032	3,000	3,182
Regency Centers L.P.,
2.95%, 09/15/2029	753,000	719,257
5.25%, 01/15/2034	26,000	26,739
4.65%, 03/15/2049	256,000	225,267
		7,662,852
Self-Storage REITs–0.08%
Extra Space Storage L.P.,
3.50%, 07/01/2026	404,000	402,217
5.70%, 04/01/2028	371,000	383,270
5.40%, 02/01/2034	55,000	56,633
Prologis L.P.,
4.88%, 06/15/2028	13,000	13,301
4.63%, 01/15/2033	3,000	3,021
4.75%, 06/15/2033	21,000	21,194
5.13%, 01/15/2034	11,000	11,304
5.00%, 03/15/2034	129,000	131,157
5.25%, 06/15/2053	25,000	24,204
5.25%, 03/15/2054	36,000	34,878
Public Storage Operating Co.,
5.13%, 01/15/2029	4,000	4,132
5.10%, 08/01/2033	23,000	23,895
5.35%, 08/01/2053	13,000	12,864
		1,122,070
Semiconductor Materials & Equipment–0.59%
MKS, Inc., Conv., 1.25%, 06/01/2030	7,515,000	8,247,713
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Semiconductors–1.19%
Broadcom, Inc.,
3.47%, 04/15/2034(d)	$640,000	$584,327
5.20%, 07/15/2035	1,083,000	1,116,560
Foundry JV Holdco LLC,
5.88%, 01/25/2034(d)	272,000	283,633
6.20%, 01/25/2037(d)	918,000	980,406
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,159,254
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(h)	10,998,000	10,690,056
Micron Technology, Inc.,
4.66%, 02/15/2030(c)	680,000	686,455
5.30%, 01/15/2031	34,000	35,194
5.65%, 11/01/2032	269,000	282,451
3.37%, 11/01/2041	179,000	138,572
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026	676,000	677,203
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	2,000	1,967
3.00%, 06/01/2031	3,000	2,716
		16,638,794
Single-Family Residential REITs–0.00%
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,000	2,716
Specialized Finance–0.08%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	3,000	2,601
State Street Bank and Trust Co., 4.59%, 11/25/2026(c)	1,120,000	1,129,198
		1,131,799
Specialty Chemicals–0.12%
DuPont de Nemours, Inc., 4.49%, 11/15/2025	1,525,000	1,524,509
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	137,553
		1,662,062
Systems Software–0.38%
Microsoft Corp.,
3.13%, 11/03/2025	870,000	869,118
3.50%, 02/12/2035(c)	404,000	381,987
Nebius Group N.V. (Netherlands), Conv., 2.75%, 09/15/2032(d)	2,109,000	2,456,985
Oracle Corp.,
4.80%, 09/26/2032	773,000	774,191
6.25%, 11/09/2032	9,000	9,784
4.90%, 02/06/2033	11,000	11,103
3.60%, 04/01/2040	965,000	775,446
6.90%, 11/09/2052	4,000	4,453
VMware LLC, 3.90%, 08/21/2027	2,000	1,993
		5,285,060
Technology Distributors–0.05%
Avnet, Inc., 4.63%, 04/15/2026(c)	671,000	670,515
Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.13%
Apple, Inc.,
3.35%, 02/09/2027	$315,000	$313,347
4.20%, 05/12/2030	1,510,000	1,526,870
		1,840,217
Telecom Tower REITs–0.15%
American Tower Corp., 1.60%, 04/15/2026	852,000	840,602
Crown Castle, Inc.,
2.50%, 07/15/2031	1,413,000	1,258,745
4.75%, 05/15/2047	46,000	40,686
		2,140,033
Tobacco–0.24%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,166,223
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	69,000	73,009
6.00%, 02/20/2034	18,000	19,237
7.08%, 08/02/2043	3,000	3,398
7.08%, 08/02/2053	3,000	3,441
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	1,235,000	1,220,237
Philip Morris International, Inc.,
4.75%, 02/12/2027	172,000	173,667
5.13%, 11/17/2027	3,000	3,066
4.88%, 02/15/2028	32,000	32,579
5.25%, 09/07/2028	35,000	36,145
4.88%, 02/13/2029	144,000	147,149
5.13%, 02/13/2031	35,000	36,238
5.63%, 09/07/2033	26,000	27,589
5.25%, 02/13/2034	69,000	71,276
4.88%, 11/15/2043	300,000	280,476
		3,293,730
Transaction & Payment Processing Services–0.68%
Fidelity National Information Services, Inc., 1.15%, 03/01/2026	1,450,000	1,431,730
Fiserv, Inc.,
5.38%, 08/21/2028	48,000	49,509
4.55%, 02/15/2031	371,000	372,540
5.63%, 08/21/2033	25,000	26,258
5.45%, 03/15/2034	144,000	148,893
Global Payments, Inc., Conv., 1.50%, 03/01/2031	8,191,000	7,517,330
Mastercard, Inc., 4.85%, 03/09/2033	20,000	20,551
		9,566,811
Wireless Telecommunication Services–0.20%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	525,742
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
2.70%, 03/15/2032(c)	$1,074,000	$963,053
3.40%, 10/15/2052	750,000	514,294
5.65%, 01/15/2053	9,000	8,899
6.00%, 06/15/2054	301,000	311,861
5.88%, 11/15/2055	496,000	507,004
		2,830,853
Total U.S. Dollar Denominated Bonds & Notes (Cost $319,714,140)		322,317,539
U.S. Treasury Securities–7.91%
U.S. Treasury Bills–0.00%
4.10% - 4.11%, 05/14/2026(k)(l)	35,000	34,210
U.S. Treasury Bonds–1.34%
4.50%, 02/15/2036	2,636,800	2,725,071
4.50%, 08/15/2039	36,400	36,685
4.38%, 05/15/2040	72,800	72,069
4.88%, 08/15/2045	13,368,500	13,668,247
4.75%, 05/15/2055	2,240,500	2,248,202
		18,750,274
U.S. Treasury Notes–6.57%
4.63%, 02/28/2026	55,000	55,158
3.50%, 09/30/2027	28,457,600	28,397,572
3.38%, 09/15/2028	20,962,300	20,820,641
3.63%, 09/30/2030	13,425,000	13,357,351
4.25%, 02/28/2031	28,000	28,635
3.88%, 09/30/2032	18,758,100	18,698,015
4.25%, 08/15/2035	10,514,900	10,601,155
		91,958,527
Total U.S. Treasury Securities (Cost $111,127,366)		110,743,011

Asset-Backed Securities–0.93%
AGL CLO 29 Ltd., Series 2024-29A, Class A1, 5.90% (3 mo. Term SOFR + 1.57%), 04/21/2037(d)(i)	533,000	535,217
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	62,757	33,925
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	227,788
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(m)	12,021	11,752
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(m)	53,116	50,781
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(m)	37,873	32,956
Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(m)	99,014	86,574
Series 2022-1, Class A1, 2.88%, 12/25/2066(d)	181,049	170,318
Series 2023-6, Class A1, 6.50%, 12/25/2067(d)	65,567	66,269
Series 2024-2, Class A1, 5.99%, 01/25/2069(d)	248,569	251,267
Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	$415,000	$412,907
Series 2023-1A, Class A, 5.25%, 04/20/2029(d)	100,000	102,387
Series 2023-4A, Class A, 5.49%, 06/20/2029(d)	291,000	299,741
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	14,904	12,966
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(m)	3,662	3,195
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 5.70%, 06/25/2034(m)	9,551	9,176
Bank, Series 2019-BNK16, Class XA, IO, 1.09%, 02/15/2052(n)	1,412,773	34,341
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(m)	162,464	140,200
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(m)	162,464	134,660
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(m)	141,952	127,613
Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(m)	167,925	145,625
Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(m)	204,903	170,358
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(i)	63,445	60,755
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(i)	23,086	22,280
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(n)	1,376,427	13,017
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(m)	15,842	15,491
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.11% (1 mo. Term SOFR + 0.96%), 11/15/2038(d)(i)	85,818	85,788
Series 2021-VOLT, Class A, 4.96% (1 mo. Term SOFR + 0.81%), 09/15/2036(d)(i)	203,454	202,875
Series 2021-VOLT, Class B, 5.21% (1 mo. Term SOFR + 1.06%), 09/15/2036(d)(i)	184,077	183,565
BX Trust,
Series 2022-LBA6, Class A, 5.15% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)(i)	185,000	184,987
Series 2022-LBA6, Class B, 5.45% (1 mo. Term SOFR + 1.30%), 01/15/2039(d)(i)	110,000	110,010
Series 2022-LBA6, Class C, 5.75% (1 mo. Term SOFR + 1.60%), 01/15/2039(d)(i)	100,000	100,025
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.06%, 11/13/2050(n)	653,096	8,367
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value

Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(m)	$2,950	$2,818
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.85%, 01/25/2036(m)	27,374	25,430
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(n)	1,756,521	28,403
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(i)	50,215	48,478
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(m)	161,894	134,397
COLT Mortgage Loan Trust,
Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(m)	98,837	89,511
Series 2022-2, Class A1, 2.99%, 02/25/2067(d)	106,467	102,099
Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(m)	175,656	173,086
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	20,793	12,316
Series 2006-6, Class A3, 6.00%, 04/25/2036	16,139	7,583
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(m)	22,137	20,158
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(m)	33,505	30,129
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(d)(m)	114,895	111,845
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(d)(m)	100,000	92,965
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(m)	177,553	177,056
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(d)	110,758	112,020
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	518,758
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	78,781	35,709
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	170,280	171,071
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(m)	967	963
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(m)	23,673	20,763
Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(m)	98,135	86,927
Series 2022-3, Class A1, 5.00%, 08/25/2067(d)	180,531	180,043
Empower CLO Ltd., Series 2024-1A, Class A1, 5.92% (3 mo. Term SOFR + 1.60%), 04/25/2037(d)(i)	250,000	251,029
Principal Amount		Value

Extended Stay America Trust, Series 2021-ESH, Class B, 5.64% (1 mo. Term SOFR + 1.49%), 07/15/2038(d)(i)	$88,544	$88,630
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 4.92% (1 mo. Term SOFR + 0.76%), 11/25/2035(i)	33,246	12,928
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(m)	237,224	212,817
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(m)	61,594	55,413
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(d)	266,934	271,214
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	206,068
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(m)	130,776	117,104
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.01%, 07/25/2035(m)	1,422	1,357
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	110,198
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(m)	10,069	10,043
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(m)	177,720	150,590
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(d)(m)	167,574	169,372
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	270,000	248,898
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	102,191
Series 2015-C27, Class XA, IO, 0.86%, 02/15/2048(n)	260,501	5
Life Mortgage Trust, Series 2021- BMR, Class C, 5.36% (1 mo. Term SOFR + 1.21%), 03/15/2038(d)(i)	11,214	11,168
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.74% (3 mo. Term SOFR + 1.41%), 04/19/2033(d)(i)	556,287	557,244
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.61% (3 mo. Term SOFR + 1.29%), 10/15/2032(d)(i)	248,386	248,639
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.59%, 04/21/2034(m)	5,535	5,511
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(m)	99,677	89,266
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(m)	100,009	89,720
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value

MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(m)	$114,099	$102,896
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.97% (1 mo. Term SOFR + 0.81%), 07/15/2038(d)(i)	105,000	105,038
Series 2021-STOR, Class B, 5.17% (1 mo. Term SOFR + 1.01%), 07/15/2038(d)(i)	105,000	105,045
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(n)	603,000	9,223
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(m)	94,650	84,448
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(d)(m)	119,614	113,766
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(m)	152,024	130,642
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(m)	124,950	113,439
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(d)	110,000	101,010
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(m)	114,069	102,806
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)	202,779	206,258
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	95,836	90,853
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	198,095	198,169
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,620	2,103
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(m)	2,669	2,652
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(d)	109,179	108,137
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(m)	225,607	212,481
Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(m)	99,429	91,509
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	96,000	88,871
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	96,000	83,083
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(m)	55,546	52,270
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(m)	4,593	4,403
Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(m)	174,674	154,532
Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(m)	128,404	116,186
Principal Amount		Value

Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	$122,867	$115,388
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	220,374	208,425
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.24%, 11/15/2050(n)	870,312	14,015
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(d)(m)	28,595	25,766
Series 2021-7, Class A1, 1.83%, 10/25/2066(d)	144,482	132,279
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(m)	23,779	22,915
Series 2022-1, Class A1, 2.72%, 01/25/2067(d)	100,312	94,132
Series 2022-3, Class A1, 4.13%, 02/25/2067(d)	135,598	130,726
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)	80,642	80,416
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	17,801	17,216
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.20%, 10/25/2033(m)	14,808	14,316
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(m)	20,797	19,768
Series 2005-AR16, Class 1A1, 4.64%, 12/25/2035(m)	19,061	17,531
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.98%, 12/15/2050(n)	932,005	14,839
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	421,000	427,269
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	19,365	18,942
Total Asset-Backed Securities (Cost $13,863,734)		12,972,872
Shares
Preferred Stocks–0.57%
Asset Management & Custody Banks–0.21%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	2,860,310
Diversified Financial Services–0.02%
Apollo Global Management, Inc., 7.63%, Pfd.(f)	11,550	303,072
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,766,355
Total Preferred Stocks (Cost $5,976,676)		7,929,737
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.14%
Collateralized Mortgage Obligations–0.02%
Fannie Mae Interest STRIPS,
IO, 6.50%, 02/25/2032 to 02/25/2033(n)(o)	$50,641	$5,906
7.00%, 04/25/2032(o)	1,772	242
6.00%, 06/25/2033 to 09/25/2035(n)(o)	45,252	6,385
5.50%, 09/25/2033 to 06/25/2035(o)	91,053	11,883
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(o)	11,782	189
2.63% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(i)(o)	9,522	515
3.43% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(i)(o)	18,412	1,591
3.48% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(i)(o)	4,166	377
3.63% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(i)(o)	5,091	510
3.53% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(i)(o)	58,526	6,262
3.60% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(i)(o)	3,832	225
3.78% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(i)(o)	27,514	4,062
3.08% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(i)(o)	3,816	440
1.58% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(i)(o)	15,429	1,047
2.28% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(i)(o)	1,598	82
2.13% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(o)	90,725	4,360
2.23% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(o)	36,638	3,186
3.50%, 08/25/2035(o)	128,830	13,075
1.63% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(i)(o)	12,170	1,203
2.07% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(i)(o)	22,247	1,809
4.00%, 04/25/2041 to 08/25/2047(o)	56,136	7,261
2.08% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(i)(o)	23,359	2,007
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.68% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(i)(o)	$96,708	$11,983
5.50%, 07/25/2046(o)	36,733	4,796
1.43% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(i)(o)	265,002	27,500
6.00%, 11/25/2028	4,678	4,758
5.50%, 04/25/2035	53,186	54,889
4.72% (30 Day Average SOFR + 0.36%), 08/25/2035(i)	4,805	4,768
8.17% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(i)	15,021	17,906
7.81% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	1,393	1,661
7.81% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	7,455	8,243
5.41% (30 Day Average SOFR + 1.05%), 06/25/2037(i)	7,658	7,739
4.00%, 03/25/2041	5,010	4,811
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.78%, 02/25/2026(n)	1,249,570	1,174
Series K735, Class X1, IO, 1.10%, 05/25/2026(n)	1,918,685	7,128
Series K093, Class X1, IO, 1.08%, 05/25/2029(n)	1,514,530	43,266
Freddie Mac REMICs,
IO, 3.16% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(i)(o)	5,308	181
3.00%, 06/15/2027 to 12/15/2027(o)	38,700	656
2.50%, 05/15/2028(o)	11,516	251
2.21% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(i)(o)	76,215	4,939
2.26% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(i)(o)	3,970	249
2.23% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(i)(o)	20,767	1,323
2.51% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(i)(o)	4,448	477
1.51% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(i)(o)	3,086	280
1.58% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(i)(o)	16,726	1,391
1.76% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(i)(o)	7,278	690
1.61% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(i)(o)	36,084	3,735
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
6.50%, 03/15/2032 to 06/15/2032	$23,420	$24,448
3.50%, 05/15/2032	4,948	4,866
8.30% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(i)	2,853	3,394
4.89% (30 Day Average SOFR + 0.51%), 09/15/2035(i)	14,239	14,148
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(o)	2,807	95
3.00%, 12/15/2027(o)	13,884	282
3.15%, 12/15/2027(n)	4,125	99
6.50%, 02/01/2028(o)	1,061	54
6.00%, 12/15/2032(o)	6,945	750
PO, 0.00%, 06/01/2026(e)	218	216
		335,763
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
6.50%, 07/01/2028 to 04/01/2034	4,274	4,421
6.75%, 03/15/2031	682,000	779,901
7.00%, 10/01/2031 to 10/01/2037	12,307	12,871
5.00%, 12/01/2034	264	265
5.50%, 02/01/2037 to 06/01/2053	376,118	383,341
		1,180,799
Federal National Mortgage Association (FNMA)–0.03%
7.50%, 01/01/2033	7,488	7,702
6.00%, 03/01/2037	24,193	25,507
4.00%, 05/01/2052	465,692	443,722
		476,931
Government National Mortgage Association (GNMA)–0.00%
IO, 2.29% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(i)(o)	64,659	3,620
2.39% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(i)(o)	26,162	1,784
4.50%, 09/16/2047(o)	102,414	18,641
1.94% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(i)(o)	95,110	12,299
		36,344
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,623,659)		2,029,837
Principal Amount		Value

Agency Credit Risk Transfer Notes–0.01%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 6.66% (30 Day Average SOFR + 2.30%), 01/25/2043(d)(i)	$52,383	$53,359
Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 6.51% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(i)	25,147	25,292
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(d)(i)	38,447	39,008
Total Agency Credit Risk Transfer Notes (Cost $115,977)		117,659
Shares
Money Market Funds–4.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(p)(q)	20,380,130	20,380,130
Invesco Treasury Portfolio, Institutional Class, 3.99%(p)(q)	37,849,400	37,849,400
Total Money Market Funds (Cost $58,229,530)		58,229,530
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $1,100,713,370)		1,396,794,578
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.00%
Invesco Private Government Fund, 4.14%(p)(q)(r)	7,782,798	7,782,798
Invesco Private Prime Fund, 4.26%(p)(q)(r)	20,208,545	20,214,607
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,997,869)		27,997,405
TOTAL INVESTMENTS IN SECURITIES–101.74% (Cost $1,128,711,239)		1,424,791,983
OTHER ASSETS LESS LIABILITIES—(1.74)%		(24,309,709)
NET ASSETS–100.00%		$1,400,482,274
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
September 30, 2025 was $97,627,865, which represented 6.97% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2025.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2025.

(n)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
September 30, 2025.

(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,398,474	$88,194,897	$(90,213,241)	$-	$-	$20,380,130	$655,526
Invesco Treasury Portfolio, Institutional Class	41,597,754	163,790,523	(167,538,877)	-	-	37,849,400	1,208,133
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,850,356	214,761,790	(211,829,348)	-	-	7,782,798	349,056*
Invesco Private Prime Fund	20,683,684	434,914,865	(435,381,566)	(464)	(1,912)	20,214,607	951,857*
Total	$89,530,268	$901,662,075	$(904,963,032)	$(464)	$(1,912)	$86,226,935	$3,164,572

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	7	December-2025	$(764,367)	$44	$44
U.S. Treasury Ultra Bonds	4	December-2025	(480,250)	(11,320)	(11,320)
Total Futures Contracts				$(11,276)	$(11,276)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/08/2025	Bank of New York Mellon (The)	CAD	7,986,395	USD	5,797,637	$57,113
10/08/2025	State Street Bank & Trust Co.	CAD	711,826	USD	515,207	3,555
10/08/2025	State Street Bank & Trust Co.	GBP	90,422	USD	122,375	762
10/08/2025	State Street Bank & Trust Co.	USD	983,991	EUR	838,748	1,104
10/08/2025	State Street Bank & Trust Co.	USD	119,853	GBP	89,200	116
Subtotal—Appreciation						62,650
Currency Risk
10/08/2025	Bank of New York Mellon (The)	EUR	7,763,236	USD	9,073,033	(44,759)
10/08/2025	Bank of New York Mellon (The)	GBP	6,578,831	USD	8,844,107	(4,081)
10/08/2025	State Street Bank & Trust Co.	CAD	142,364	USD	102,194	(135)
10/08/2025	State Street Bank & Trust Co.	EUR	296,999	USD	347,436	(1,384)
10/08/2025	State Street Bank & Trust Co.	GBP	355,579	USD	476,704	(1,532)
10/08/2025	State Street Bank & Trust Co.	USD	491,715	CAD	679,723	(3,139)
10/08/2025	State Street Bank & Trust Co.	USD	137,225	EUR	115,500	(1,573)
10/08/2025	State Street Bank & Trust Co.	USD	470,377	GBP	347,026	(3,644)
Subtotal—Depreciation						(60,247)
Total Forward Foreign Currency Contracts						$2,403

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$859,267,233	$23,187,160	$—	$882,454,393
U.S. Dollar Denominated Bonds & Notes	—	321,857,912	459,627	322,317,539
U.S. Treasury Securities	—	110,743,011	—	110,743,011
Asset-Backed Securities	—	12,972,872	—	12,972,872
Preferred Stocks	5,069,427	2,860,310	—	7,929,737
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,029,837	—	2,029,837
Agency Credit Risk Transfer Notes	—	117,659	—	117,659
Money Market Funds	58,229,530	27,997,405	—	86,226,935
Total Investments in Securities	922,566,190	501,766,166	459,627	1,424,791,983
Other Investments - Assets*
Futures Contracts	44	—	—	44
Forward Foreign Currency Contracts	—	62,650	—	62,650
	44	62,650	—	62,694
Other Investments - Liabilities*
Futures Contracts	(11,320)	—	—	(11,320)
Forward Foreign Currency Contracts	—	(60,247)	—	(60,247)
	(11,320)	(60,247)	—	(71,567)
Total Other Investments	(11,276)	2,403	—	(8,873)
Total Investments	$922,554,914	$501,768,569	$459,627	$1,424,783,110

*	Unrealized appreciation (depreciation).
Invesco V.I. Equity and Income Fund